Discontinued Operations and Disposal Groups (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations - Schedule of Assets and Liabilities Held for Sale
The following is a summary of the assets and liabilities of discontinued operations:

(Dollars in millions)	December 31,
	2023	2022
Assets of discontinued operations:
Cash and due from banks	$72	$89
Interest-bearing deposits with banks	342	334
Premises and equipment	72	78
Goodwill	3,745	3,780
CDI and other intangible assets	1,251	1,359
Other assets	2,173	2,015
Total assets of discontinued operations	$7,655	$7,655
Liabilities of discontinued operations:
Other liabilities	$3,539	$3,081
Total liabilities of discontinued operations	$3,539	$3,081

Discontinued Operations - Summary of the Operating Results of TIH
The following presents operating results of TIH classified as discontinued operations:

(Dollars in millions)	Year Ended December 31,
	2023	2022	2021
Interest Income
Interest on other earning assets	$68	$3	$3
Total interest income	68	3	3
Noninterest income
Insurance income	3,372	3,058	2,641
Other income	20	28	7
Total noninterest income	3,392	3,086	2,648
Noninterest Expense
Personnel expense	2,138	1,909	1,634
Professional fees and outside processing	149	89	68
Software expense	61	45	32
Net occupancy expense	57	54	51
Amortization of intangibles	132	128	102
Equipment expense	28	29	29
Marketing and customer development	37	31	17
Merger-related and restructuring charges	55	47	29
Other expense	223	117	77
Total noninterest expense	2,880	2,449	2,039
Earnings
Income before income taxes from discontinued operations	580	640	612
Provision for income taxes	124	152	148
Net income from discontinued operations	456	488	464
Noncontrolling interests	44	7	—
Net income from discontinued operations attributable to controlling interest	$412	$481	$464

Discontinued Operations - Statements of Cash Flows
The components of net cash provided by operating, investing, and financing activities of discontinued operations included in the Consolidated Statements of Cash Flows are as follows:

(Dollars in millions)	Year Ended December 31,
	2023	2022	2021
Net cash from operating activities	$985	$863	$701
Net cash from investing activities	(41)	(1,134)	(794)
Net cash from financing activities	(954)	344	386